Income Tax (Details) - Schedule of tax losses and excess - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of tax losses and excess [Abstract]
Tax Losses not utilized	$ 3,242	$ 2
Tax Credits not utilized		257
Total	$ 3,242	$ 259